INVESTMENTS - Equity securities with readily determinable fair values (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity securities with readily determinable fair values
Equity securities with readily determinable fair values, Cost	¥ 5,583	¥ 5,486
Equity securities with readily determinable fair values, Gross Unrealized Gains, including foreign exchange adjustment	7,240	5,706
Equity securities with readily determinable fair values, Gross Unrealized Losses, including foreign exchange adjustment	(1,401)	(1,202)
Equity securities with readily determinable fair values, Fair value	¥ 11,422	¥ 9,990